Schedule of Corporate Borrowings (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Corporate Borrowings, Beginning balance	¥ 45,811	¥ 55,251	¥ 59,932
Change in fair value	4,461	757	7,524
Change in other comprehensive income	354	(197)	405
Repayment of amounts due to related party		(10,000)	(12,610)
Corporate Borrowings, Ending balance	¥ 50,626	¥ 45,811	¥ 55,251